Investments (Performing And Nonperforming Commercial Mortgage Loans By Property Type) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Performing commercial mortgage loans	$ 4,861.1	$ 4,478.6
Nonperforming commercial mortgage loans	41.2	35.0
Total Commercial Mortgage Loans	4,902.3	4,513.6
Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing commercial mortgage loans	2,442.3	2,175.3
Nonperforming commercial mortgage loans	15.5	11.1
Total Commercial Mortgage Loans	2,457.8	2,186.4
Office [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing commercial mortgage loans	898.4	847.8
Nonperforming commercial mortgage loans	12.7	7.4
Total Commercial Mortgage Loans	911.1	855.2
Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing commercial mortgage loans	895.2	817.7
Nonperforming commercial mortgage loans	5.2	11.3
Total Commercial Mortgage Loans	900.4	829.0
Hotel/Motel [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing commercial mortgage loans	241.9	301.8
Total Commercial Mortgage Loans	241.9	301.8
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing commercial mortgage loans	182.0	174.8
Nonperforming commercial mortgage loans	5.1	4.7
Total Commercial Mortgage Loans	187.1	179.5
Apartment And Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing commercial mortgage loans	201.3	161.2
Nonperforming commercial mortgage loans	2.7	0.5
Total Commercial Mortgage Loans	$ 204.0	$ 161.7